FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Cash and equivalents

	As at December 31, 2019	As at December 31, 2018
Cash deposits	$2,571	$842
Term deposits	728	477
Money market investments	15	252
	$3,314	$1,571

Debt and interest

	Closing balance December 31, 2018	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2019
5.7% notes[3,9]	$842	$—	$—	$—	$842
3.85%/5.25% notes	1,079	—	—	—	1,079
5.80% notes[4,9]	395	—	—	—	395
6.35% notes[5,9]	594	—	—	—	594
Other fixed rate notes[6,9]	1,326	—	(248)	2	1,080
Leases[7]	19	—	(28)	105	96
Other debt obligations	598	—	(4)	—	594
5.75% notes[8,9]	842	—	—	—	842
Acacia credit facility[10]	43	—	(29)	—	14
	$5,738	$—	($309)	$107	$5,536
Less: current portion[11]	(43)	—	—	—	(375)
	$5,695	$—	($309)	$107	$5,161

	Closing balance December 31, 2017	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2018
4.4%/5.7% notes[3,9]	$1,468	$—	($629)	$3	$842
3.85%/5.25% notes	1,079	—	—	—	1,079
5.80% notes[4,9]	395	—	—	—	395
6.35% notes[5,9]	593	—	—	1	594
Other fixed rate notes[6,9]	1,326	—	—	—	1,326
Leases[7]	46	—	(27)	—	19
Other debt obligations	603	—	(3)	(2)	598
5.75% notes[8,9]	842	—	—	—	842
Acacia credit facility[10]	71	—	(28)	—	43
	$6,423	$—	($687)	$2	$5,738
Less: current portion[11]	(59)	—	—	—	(43)
	$6,364	$—	($687)	$2	$5,695

[1]
The agreements that govern our long-term debt each contain various provisions which are not summarized herein. These provisions allow Barrick, at its option, to redeem indebtedness prior to maturity at specified prices and also may permit redemption of debt by Barrick upon the occurrence of certain specified changes in tax legislation.

[2]	Amortization of debt premium/discount and increases (decreases) in capital leases.

[3]	Consists of $850 million (2018: $850 million) of our wholly-owned subsidiary Barrick North America Finance LLC (“BNAF”) notes due 2041.

[4]	Consists of $400 million (2018: $400 million) of 5.80% notes which mature in 2034.

[5]	Consists of $600 million (2018: $600 million) of 6.35% notes which mature in 2036.

[6]
Consists of $1.1 billion (2018: $1.3 billion) in conjunction with our wholly-owned subsidiary BNAF and our wholly-owned subsidiary Barrick (PD) Australia Finance Pty Ltd. (“BPDAF”). This consists of $nil (2018: $248 million) of BPDAF notes due 2020, $250 million (2018: $250 million) of BNAF notes due 2038 and $850 million (2018: $850 million) of BPDAF notes due 2039.

[7]
Consists primarily of leases at Nevada Gold Mines, $32 million, Loulo-Gounkoto, $32 million, Lumwana, $10 million, Pascua-Lama, $6 million and Porgera, $5 million (2018: $nil, $nil, $3 million, $9 million and $nil, respectively).

[8]	Consists of $850 million (2018: $850 million) in conjunction with our wholly-owned subsidiary BNAF.

[9]
We provide an unconditional and irrevocable guarantee on all BNAF, BPDAF, Barrick Gold Finance Company (“BGFC”), and Barrick (HMC) Mining (“BHMC”) notes and generally provide such guarantees on all BNAF, BPDAF, BGFC, and BHMC notes issued, which will rank equally with our other unsecured and unsubordinated obligations.

[10]	Consists of an export credit backed term loan facility.

[11]
The current portion of long-term debt consists of our 3.85% notes ($336 million; 2018: $nil), leases ($25 million; 2018: $11 million) and Acacia credit facility ($14 million; 2018: $28 million), and other debt obligations ($nil; 2018: $4 million).

	2019		2018
For the years ended December 31	Interest cost	Effective rate[1]	Interest cost	Effective rate[1]
4.4%/5.7% notes	$49	5.74%	$63	5.25%
3.85%/5.25% notes	53	4.87%	53	4.87%
5.80% notes	23	5.87%	23	5.85%
6.35% notes	38	6.41%	39	6.41%
Other fixed rate notes	77	6.33%	83	6.16%
Leases	6	7.14%	2	6.18%
Other debt obligations	34	6.17%	38	6.55%
5.75% notes	49	5.79%	49	5.79%
Acacia credit facility	3	3.36%	5	3.59%
Deposits on Pascua-Lama silver sale agreement (note 29)	70	8.75%	65	8.25%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)	34	6.79%	33	6.41%
	$436		$453
Less: interest capitalized	(14)		(9)
	$422		$444

[1]
The effective rate includes the stated interest rate under the debt agreement, amortization of debt issue costs and debt discount/premium and the impact of interest rate contracts designated in a hedging relationship with debt.

Scheduled debt repayments

	Issuer	Maturity Year	2020	2021	2022	2023	2024	2025 and thereafter	Total
7.31% notes[2]	BGC	2021	$—	$7	$—	$—	$—	$—	$7
3.85% notes	BGC	2022	—	—	337	—	—	—	337
7.73% notes[2]	BGC	2025	—	—	—	—	—	7	7
7.70% notes[2]	BGC	2025	—	—	—	—	—	5	5
7.37% notes[2]	BGC	2026	—	—	—	—	—	32	32
8.05% notes[2]	BGC	2026	—	—	—	—	—	15	15
6.38% notes[2]	BGC	2033	—	—	—	—	—	200	200
5.80% notes	BGC	2034	—	—	—	—	—	200	200
5.80% notes	BGFC	2034	—	—	—	—	—	200	200
6.45% notes[2]	BGC	2035	—	—	—	—	—	300	300
6.35% notes	BHMC	2036	—	—	—	—	—	600	600
7.50% notes[3]	BNAF	2038	—	—	—	—	—	250	250
5.95% notes[3]	BPDAF	2039	—	—	—	—	—	850	850
5.70% notes	BNAF	2041	—	—	—	—	—	850	850
5.25% notes	BGC	2042	—	—	—	—	—	750	750
5.75% notes	BNAF	2043	—	—	—	—	—	850	850
Other debt obligations[2]			—	—	—	—	—	—	—
Acacia credit facility			14	—	—	—	—	—	14
			$14	$7	$337	$—	$—	$5,109	$5,467
Minimum annual payments under leases			$25	$15	$12	$8	$5	$32	$97

[1]	This table illustrates the contractual undiscounted cash flows, and may not agree with the amounts disclosed in the consolidated balance sheet.

[2]	Included in Other debt obligations in the Long-Term Debt table.

[3]	Included in Other fixed rate notes in the Long-Term Debt table.

Market risks
In the normal course of business, our assets, liabilities and forecasted transactions, as reported in US dollars, are impacted by various market risks including, but not limited to:

Item	Impacted by
● Revenue	● Prices of gold, silver and copper
● Cost of sales
o Consumption of diesel fuel, propane, natural gas, and electricity	o Prices of diesel fuel, propane, natural gas, and electricity
o Non-US dollar expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, EUR, PGK, TZS, ZAR, XOF, and ZMW
● General and administration, exploration and evaluation costs	● Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, GBP, PGK, TZS, XOF, ZAR, and ZMW
● Capital expenditures
o Non-US dollar capital expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, EUR, GBP, PGK, XOF, and ZAR
o Consumption of steel	o Price of steel
● Interest earned on cash and equivalents	● US dollar interest rates
● Interest paid on fixed-rate borrowings	● US dollar interest rates